Shareholders' equity - Retained Earnings Reserve (Details) - Profit retention - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Appropriation of retained earnings for investment in infrastructure	R$ 2,671	R$ 4,303
Appropriation of retained earnings for investment in Innovative research & development innovation	4,274	6,884
Appropriation of retained earnings for Acquisitions	11,931	19,868
Total appropriation of retained earnings for investment	18,876	31,055
Profit retention	R$ 18,876	R$ 31,055	R$ 44,845